SCHEDULE OF FEDERAL INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income (benefit) taxes at statutory rates	$ (2,231,518)	$ (5,083,614)
State income tax, net of federal benefit	(77,243)	(175,164)
Warrants and convertible debt	(90,392)	(234,214)
Nondeductible executive compensation	2,107
Stock based compensation	580,823	303,499
Share subscription facility transaction costs		20,335
Research and development tax credits	(629,239)	(1,028,988)
Change in tax rates	(3,848)	54,263
Other	77,162	(78,227)
Change in valuation allowance	2,372,148	6,222,110
Total